Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,467	$ 12,411	$ 11,597	$ 11,642	$ 10,645	$ 10,471	$ 10,195
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,695	10,855	10,102	10,057
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,335	10,670	10,119	10,007
CrossingBridge Pre-Merger SPAC ETF
Account Value [Line Items]
Line Graph and Table Measure Name	CrossingBridge Pre-Merger SPAC ETF NAV
Account Value	$ 11,468	10,970	10,288	10,003
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 14,761	13,484	12,684	12,866	11,342	11,383	11,268	$ 10,919	$ 10,300	$ 9,802	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,117	13,774	12,927	13,094	11,527	11,540	11,406	11,024	10,362	9,837	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,164	10,006	9,942	11,642	11,747	10,980	9,955
ICE BofA 0-3 Year US High Yield Excluding Financial Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Account Value	$ 13,899	12,430	11,338	11,853	10,693	10,718	10,363
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Account Value	$ 11,429	10,742	10,415	10,781	10,775	10,464	10,077
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Bond Index
Account Value	$ 11,913	10,993	10,578	11,239	11,097	10,639	10,098
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,594	8,600	8,544	10,005
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Account Value	$ 11,056	9,559	8,675	10,094
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 9,704	8,503	8,176	9,994
ICE BofA 3-7 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Account Value	$ 9,798	8,983	8,877	9,984
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,594	8,600	8,544	10,005
ICE BofA 0-1 Year U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Corporate Bond Index
Account Value	$ 11,058	10,400	9,902	10,009
ICE BofA 0-1 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Account Value	$ 11,005	10,417	9,982	10,003
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index
Account Value	$ 10,845	10,102	9,716	10,012
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,487	8,503	8,449	9,893
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Account Value	$ 10,595	9,958	9,655	9,994
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Account Value	$ 16,216	14,020	12,723	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
ICE BofA 3-7 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Account Value	$ 11,727	10,751	10,624	11,949	12,158	11,357	10,448	10,630	10,722	10,415	10,000
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 13,388	11,730	11,280	13,788	13,538	12,554	11,123	11,246	10,997	10,136	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Account Value	$ 16,216	14,020	12,723	14,804	13,282	12,983	12,214	11,865	10,879	9,643	10,000
ICE BofA 3-7 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Account Value	$ 11,727	10,751	10,624	11,949	12,158	11,357	10,448	10,630	10,722	10,415	10,000
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Account Value	$ 13,388	$ 11,730	$ 11,280	$ 13,788	$ 13,538	$ 12,554	$ 11,123	$ 11,246	$ 10,997	$ 10,136	$ 10,000